Note Employee benefits (Aggregate status of the plans and the amounts recognized in the consolidated financial statements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 697,240
Fair value of plan assets at end of year	644,414	$ 697,240
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of year	777,815	653,396
Interest cost	29,613	29,844	$ 27,863
Actuarial loss (gain)	(34,538)	131,610
Benefits paid	(36,750)	(37,035)
Benefit obligation at end of year	736,140	777,815	653,396
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	662,765	671,299
Actual return on plan assets	(13,732)	28,501
Contributions	0	0
Benefits paid	(36,750)	(37,035)
Fair value of plan assets at end of year	612,283	662,765	671,299
Amounts recognized in accumulated other comprehensive losss:
Net loss	294,792	289,233
Accumulated other comprehensive loss	294,792	289,233	147,677
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(115,050)	17,903
Accumulated other comprehensive loss	289,233	147,677
Amount prepaid (accued) at beginning of year	174,183	165,580
Net periodic benefit income (cost)	(3,248)	8,603
Contributions	0	0
Amount prepaid (accrued) at end of year	170,935	174,183	165,580
Accumulated other comprehensive loss	(294,792)	(289,233)	(147,677)
Net (liabilities) assets at end of year	(123,857)	(115,050)	17,903
Benefit Restoration Plans
Change in benefit obligation:
Benefit obligation at beginning of year	42,664	36,096
Interest cost	1,630	1,659	1,493
Actuarial loss (gain)	(1,738)	6,238
Benefits paid	(1,783)	(1,329)
Benefit obligation at end of year	40,773	42,664	36,096
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	34,475	34,183
Actual return on plan assets	(734)	1,570
Contributions	173	51
Benefits paid	(1,783)	(1,329)
Fair value of plan assets at end of year	32,131	34,475	34,183
Amounts recognized in accumulated other comprehensive losss:
Net loss	13,699	13,588
Accumulated other comprehensive loss	13,699	13,588	6,928
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(8,189)	(1,912)
Accumulated other comprehensive loss	13,588	6,928
Amount prepaid (accued) at beginning of year	5,399	5,016
Net periodic benefit income (cost)	(515)	332
Contributions	173	51
Amount prepaid (accrued) at end of year	5,057	5,399	5,016
Accumulated other comprehensive loss	(13,699)	(13,588)	(6,928)
Net (liabilities) assets at end of year	$ (8,642)	$ (8,189)	$ (1,912)